PROPERTY AND EQUIPMENT, NET (Schedule of Property and Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Original cost:	$ 2,426,900	$ 2,100,714
Accumulated depreciation	(1,810,214)	(1,641,181)
Property and equipment, net	616,686	459,533
Buildings and building improvements, including facility infrastructure [Member]
Property, Plant and Equipment [Line Items]
Original cost:	333,696	292,303
Accumulated depreciation	(205,604)	(197,518)
Machinery and equipment, software and hardware [Member]
Property, Plant and Equipment [Line Items]
Original cost:	2,093,204	1,808,411
Accumulated depreciation	$ (1,604,610)	$ (1,443,663)